Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2021	$ 98,762		$ 6,723	$ 17,728	$ (39)	$ (73)	$ 71,795	$ 2,533	$ 98,667	$ 95	$ (88)	$ 2,055	$ 566
Changes in equity
Issues of share capital and other equity instruments	791		750	42			(1)		791
Common shares purchased for cancellation	(3,106)	$ (282)		(282)			(2,824)		(3,106)
Redemption of preferred shares and other equity instruments	(155)		(150)				(5)		(155)
Sales of treasury shares and other equity instruments	3,015				308	2,707			3,015
Purchases of treasury shares and other equity instruments	(3,102)				(294)	(2,808)			(3,102)
Share-based compensation awards	2	42					2		2
Dividends on common shares	(3,388)						(3,388)		(3,388)
Dividends on preferred shares and distributions on other equity instruments	(124)						(122)		(122)	(2)
Other	7						7		7
Net income	8,348						8,343		8,343	5
Total other comprehensive income (loss), net of taxes	3,355						2,124	1,228	3,352	3	(1,185)	1,298	1,115
Balance at end of period at Apr. 30, 2022	104,405		7,323	17,488	(25)	(174)	75,931	3,761	104,304	101	(1,273)	3,353	1,681
Balance at beginning of period at Jan. 31, 2022	102,008		7,473	17,651	(32)	(79)	73,542	3,355	101,910	98	(359)	3,019	695
Changes in equity
Issues of share capital and other equity instruments	8			8			0		8
Common shares purchased for cancellation	(1,892)	(171)		(171)			(1,721)		(1,892)
Redemption of preferred shares and other equity instruments	(155)		(150)				(5)		(155)
Sales of treasury shares and other equity instruments	1,343				152	1,191			1,343
Purchases of treasury shares and other equity instruments	(1,431)				(145)	(1,286)			(1,431)
Share-based compensation awards		8
Dividends on common shares	(1,686)						(1,686)		(1,686)
Dividends on preferred shares and distributions on other equity instruments	(69)						(68)		(68)	(1)
Other	(3)						(3)		(3)
Net income	4,253						4,250		4,250	3
Total other comprehensive income (loss), net of taxes	2,029						1,622	406	2,028	1	(914)	334	986
Balance at end of period at Apr. 30, 2022	104,405		7,323	17,488	(25)	(174)	75,931	3,761	104,304	101	(1,273)	3,353	1,681
Balance at beginning of period at Oct. 31, 2022	108,175		7,323	17,318	(5)	(334)	78,037	5,725	108,064	111	(2,357)	5,688	2,394
Changes in equity
Issues of share capital and other equity instruments	667			666			1		667
Sales of treasury shares and other equity instruments	2,466				389	2,077			2,466
Purchases of treasury shares and other equity instruments	(2,258)				(388)	(1,870)			(2,258)
Share-based compensation awards	4	45					4		4
Dividends on common shares	(3,665)						(3,665)		(3,665)
Dividends on preferred shares and distributions on other equity instruments	(127)						(111)		(111)	(16)
Other	28						28		28
Net income	6,863						6,860		6,860	3
Total other comprehensive income (loss), net of taxes	(799)						(828)	29	(799)		499	35	(505)
Balance at end of period at Apr. 30, 2023	111,354		7,323	17,984	(4)	(127)	80,326	5,754	111,256	98	(1,858)	5,723	1,889
Balance at beginning of period at Jan. 31, 2023	107,799		7,323	17,342	10	(389)	78,369	5,041	107,696	103	(1,757)	4,800	1,998
Changes in equity
Issues of share capital and other equity instruments	642			642					642
Sales of treasury shares and other equity instruments	1,447				112	1,335			1,447
Purchases of treasury shares and other equity instruments	(1,199)				(126)	(1,073)			(1,199)
Share-based compensation awards	(1)	$ 21					(1)		(1)
Dividends on common shares	(1,836)						(1,836)		(1,836)
Dividends on preferred shares and distributions on other equity instruments	(76)						(67)		(67)	(9)
Other	25						25		25
Net income	3,649						3,648		3,648	1
Total other comprehensive income (loss), net of taxes	904						188	713	901	3	(101)	923	(109)
Balance at end of period at Apr. 30, 2023	$ 111,354		$ 7,323	$ 17,984	$ (4)	$ (127)	$ 80,326	$ 5,754	$ 111,256	$ 98	$ (1,858)	$ 5,723	$ 1,889